CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Century Fund, Neuberger Berman Convergence Fund, Neuberger Berman Dividend Fund, Neuberger Berman Energy Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman International Institutional Fund, Neuberger Berman International Large Cap Fund, Neuberger Berman Large Cap Disciplined Growth Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund, Neuberger Berman Research Opportunities Fund, Neuberger Berman Select Equities Fund, Neuberger Berman Small and Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 130 ("Amendment No. 130") to the Registrant's Registration Statement and (b) that Amendment No. 130 was filed electronically.





Dated:   December 20, 2007                  By:      /s/ Claudia A. Brandon
                                                     ----------------------
                                                     Claudia A. Brandon
                                                     Secretary